SUPPLEMENT DATED JULY 1, 2003 TO THE
                                                               INVEST PROSPECTUS
                                                               DATED MAY 1, 2003

The following information supplements, and to the extent inconsistent therewith, replaces the information in the Invest prospectus. Please retain this supplement and keep it with the prospectus for future reference.


EFFECTIVE JULY 1, 2003, the Smith Barney Large Cap Value Portfolio changed its investment objective; therefore the table in "The Variable Funding Options" is revised as follows:

 TRAVELERS SERIES FUND INC.
   Smith Barney Large Cap Value      Seeks long-term growth of             SBFM
     Portfolio                       capital. Current income is a
                                     secondary objective. The Fund normally
                                     invests in equities, or similar
                                     securities, of companies with large
                                     market capitalizations.



July 1, 2003                                                             L-23003

                                            SUPPLEMENT DATED JULY 1, 2003 TO THE
                                                        TRAVELERS MARKETLIFE(SM)
                                                    PROSPECTUS DATED MAY 1, 2003

The following information supplements, and to the extent inconsistent therewith, replaces the information in the Travelers MarketLife prospectus. Please retain this supplement and keep it with the prospectus for future reference.

EFFECTIVE JULY 1, 2003, the Putnam Diversified Income Portfolio changed its name to the Pioneer Strategic Income Portfolio. Therefore, all references to the "Putnam Diversified Income Portfolio" are replaced with "Pioneer Strategic Income Portfolio." Additionally, the subadviser and investment objective have changed; therefore the table in "The Variable Funding Options" is revised as follows:

TRAVELERS SERIES FUND INC.
   Pioneer Strategic Income        Seeks high current income. The             TIA
     Portfolio                     Fund normally invests in the debt          Subadviser: Pioneer
                                   securities of a broad range of             Investment Management, Inc.
                                   issuers and segments of the debt
                                   securities market.


EFFECTIVE JULY 1, 2003, the Smith Barney Large Cap Value Portfolio changed its investment objective; therefore the table in "The Variable Funding Options" is revised as follows:

TRAVELERS SERIES FUND INC.
  Smith Barney Large Cap Value     Seeks long-term growth of                  SBFM
    Portfolio                      capital. Current income is a
                                   secondary objective. The Fund normally
                                   invests in equities, or similar
                                   securities, of companies with large
                                   market capitalizations.



July 1, 2003                                                             L-23004